Noncash Investing and Financing Activities	12 Months Ended
Dec. 31, 2013
Noncash Investing and Financing Activities disclosure
Noncash Investing and Financing Activities disclosure [Text Block]	17. NONCASH INVESTING AND FINANCING ACTIVITIES There were no material noncash financing or investing activities during the years ended December 31, 2013, 2012 and 2011.